GOODWILL - (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	SFr 6,012.7	SFr 6,006.3
Additions from business combinations	0.0	6.4
Goodwill at end of period	6,012.7	6,012.7
Residential
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	4,587.1	4,580.7
Additions from business combinations	0.0	6.4
Goodwill at end of period	4,587.1	4,587.1
Business
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	1,098.3	1,098.3
Additions from business combinations	0.0	0.0
Goodwill at end of period	1,098.3	1,098.3
Wholesale
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	327.3	327.3
Additions from business combinations	0.0	0.0
Goodwill at end of period	SFr 327.3	SFr 327.3